Consolidated Quarterly Holdings Report
for
Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund
October 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
COA-NPRT1-1224
1.9910547.100
U.S. Treasury Obligations - 89.5%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bills 0% 12/12/2024 (Cost $110,882,086)	4.93	111,500,000	110,917,591

Money Market Funds - 11.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $14,115,139)	9.74	14,112,317	14,115,140

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $124,997,225)	125,032,731
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(1,143,525)
NET ASSETS - 100.0%	123,889,206

Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
BABXFMR2 Index	1.14%	Return of Index	At Maturity	Bank of America, N.A.	Dec 2024	41,610,997	(1,282,001)	(1,282,001)
The following table(s) represent disclosures associated with the underlying components of the total return index at period end. Strategy: Long/short commodity futures related to contract selection and valuation.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
SOYBEAN OIL FUTR JAN25 BOF5	(14,401,965)	01/25	(6,490,979)	(16.10)
SOYBEAN OIL FUTR MAY25 BOK5	14,325,680	05/25	6,490,979	16.10
CORN FUTURE MAY25 C K5	2,452,402	05/25	10,655,697	26.42
CORN FUTURE DEC24 C Z4	(2,594,202)	12/24	(10,655,697)	(26.42)
WTI CRUDE FUTURE JAN25 CLF5	(399,343)	01/25	(27,478,829)	(68.14)
WTI CRUDE FUTURE FEB25 CLG5	401,444	02/25	27,478,829	68.14
COTTON NO.2 FUTR MAY25 CTK5	3,927,329	05/25	2,885,008	7.15
COTTON NO.2 FUTR DEC24 CTZ4	(4,146,925)	12/24	(2,885,008)	(7.15)
NY HARB ULSD FUT JAN25 HOF5	(1,644,783)	01/25	(3,687,095)	(9.14)
NY HARB ULSD FUT FEB25 HOG5	1,644,563	02/25	3,687,095	9.14
COFFEE 'C' FUTURE MAY25 KCK5	3,500,463	05/25	8,556,878	21.22
COFFEE 'C' FUTURE DEC24 KCZ4	(3,479,822)	12/24	(8,556,878)	(21.22)
KC HRW WHEAT FUT JUL25 KWN5	583,188	07/25	3,513,714	8.71
KC HRW WHEAT FUT DEC24 KWZ4	(617,252)	12/24	(3,513,714)	(8.71)
LME PRI ALUM FUTR JAN25 LAF25	(3,817)	01/25	(9,976,778)	(24.74)
LME PRI ALUM FUTR FEB25 LAG25	3,805	02/25	9,976,778	24.74
LIVE CATTLE FUTR APR25 LCJ5	4,259,214	04/25	7,979,645	19.79
LIVE CATTLE FUTR DEC24 LCZ4	(4,283,219)	12/24	(7,979,645)	(19.79)
LEAN HOGS FUTURE APR25 LHJ5	5,139,632	04/25	4,528,025	11.23
LEAN HOGS FUTURE DEC24 LHZ4	(5,403,360)	12/24	(4,528,025)	(11.23)
LME LEAD FUTURE JAN25 LLF5	(871)	01/25	(1,754,815)	(4.35)
LME LEAD FUTURE FEB25 LLG5	864	02/25	1,754,815	4.35
LME NICKEL FUTURE JAN25 LNF5	(335)	01/25	(5,256,546)	(13.03)
LME NICKEL FUTURE FEB25 LNG5	333	02/25	5,256,546	13.03
LME COPPER FUTURE FEB25 LPG25	1,339	02/25	12,762,857	31.65
LME COPPER FUTURE DEC24 LPZ24	(1,350)	12/24	(12,762,857)	(31.65)
LME ZINC FUTURE JAN25 LXF5	(2,090)	01/25	(6,332,202)	(15.70)
LME ZINC FUTURE FEB25 LXG5	2,088	02/25	6,332,202	15.70
NATURAL GAS FUT JAN25 NGF25	(4,348,002)	01/25	(12,904,884)	(32.00)
NATURAL GAS FUT MAR25 NGH25	4,826,055	03/25	12,904,884	32.00
LOW SU GASOIL G FUT JAN25 QSF5	(7,284)	01/25	(4,858,174)	(12.05)
LOW SU GASOIL G FUT FEB25 QSG5	7,281	02/25	4,858,174	12.05
SOYBEAN FUTURE JAN25 S F5	(987,503)	01/25	(9,820,725)	(24.35)
SOYBEAN FUTURE MAY25 S K5	957,185	05/25	9,820,725	24.35
SUGAR #11 (WORLD) FUT MAR25 SBH5	(27,383,344)	03/25	(6,226,975)	(15.44)
SUGAR #11 (WORLD) FUT MAY25 SBK5	29,581,817	05/25	6,226,975	15.44
SOYBEAN MEAL FUTR JAN25 SMF5	(20,301)	01/25	(6,116,574)	(15.17)
SOYBEAN MEAL FUTR MAY25 SMK5	19,859	05/25	6,116,574	15.17
WHEAT FUTURE(CBT) JUL25 W N5	910,457	07/25	5,526,473	13.70
WHEAT FUTURE(CBT) DEC24 W Z4	(968,707)	12/24	(5,526,473)	(13.70)
GASOLINE RBOB FUT JAN25 XBF5	(2,046,406)	01/25	(3,998,078)	(9.91)
GASOLINE RBOB FUT FEB25 XBG5	2,042,538	02/25	3,998,078	9.91
Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
BABXFMR3 Index	0.15%	Return of Index	At Maturity	Bank of America, N.A.	Dec 2024	30,606,925	36,438	36,438
The following table(s) represent disclosures associated with the underlying components of the total return index at period end. Strategy: Long/short commodity futures and options to hedge market movements.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
WTI CRUDE FUTURE JAN25 CLF5	400	01/25	27,559	0.09
WTI CRUDE FUTURE FEB25 CLG5	432	02/25	29,504	0.10
WTI CRUDE FUTURE MAR25 CLH5	1,702	03/25	116,070	0.38
WTI CRUDE FUTURE DEC24 CLZ4	591	12/24	40,851	0.13
BRENT CRUDE FUTR JAN25 COF5	783	01/25	57,062	0.19
BRENT CRUDE FUTR FEB25 COG5	(342)	02/25	(24,965)	(0.08)
BRENT CRUDE FUTR MAR25 COH5	1,839	03/25	132,929	0.43
BRENT CRUDE FUTR APR25 COJ5	783	04/25	56,414	0.18
Options Description	Number of Contracts	Notional Value ($)	Exercise Price ($)	Expiration Date	Weight (%)
WTI CRUDE FUTURE JAN25 CLF5 CALL 100 12/16/2024	10,401	1945	100.00	12/24	0.01
WTI CRUDE FUTURE JAN25 CLF5 CALL 102 12/16/2024	4,079	648	102.00	12/24	-
WTI CRUDE FUTURE JAN25 CLF5 CALL 106 12/16/2024	1,964	324	106.00	12/24	-
WTI CRUDE FUTURE JAN25 CLF5 CALL 107 12/16/2024	3,891	648	107.00	12/24	-
WTI CRUDE FUTURE JAN25 CLF5 CALL 108 12/16/2024	1,928	324	108.00	12/24	-
WTI CRUDE FUTURE JAN25 CLF5 CALL 109 12/16/2024	1,910	324	109.00	12/24	-
WTI CRUDE FUTURE JAN25 CLF5 CALL 113 12/16/2024	1,844	324	113.00	12/24	-
WTI CRUDE FUTURE JAN25 CLF5 CALL 85 12/16/2024	2,447	973	85.00	12/24	-
WTI CRUDE FUTURE JAN25 CLF5 CALL 88 12/16/2024	4,724	1621	88.00	12/24	0.01
WTI CRUDE FUTURE JAN25 CLF5 CALL 90 12/16/2024	2,310	648	90.00	12/24	-
WTI CRUDE FUTURE JAN25 CLF5 CALL 92 12/16/2024	2,262	648	92.00	12/24	-
WTI CRUDE FUTURE JAN25 CLF5 CALL 93 12/16/2024	2,236	648	93.00	12/24	-
WTI CRUDE FUTURE JAN25 CLF5 CALL 98 12/16/2024	6,367	1297	98.00	12/24	-
WTI CRUDE FUTURE JAN25 CLF5 PUT 45 12/16/2024	4,622	324	45.00	12/24	-
WTI CRUDE FUTURE JAN25 CLF5 PUT 46 12/16/2024	4,521	324	46.00	12/24	-
WTI CRUDE FUTURE JAN25 CLF5 PUT 47 12/16/2024	13,272	973	47.00	12/24	-
WTI CRUDE FUTURE JAN25 CLF5 PUT 48 12/16/2024	4,333	324	48.00	12/24	-
WTI CRUDE FUTURE JAN25 CLF5 PUT 49 12/16/2024	4,243	324	49.00	12/24	-
WTI CRUDE FUTURE JAN25 CLF5 PUT 50 12/16/2024	20,804	2270	50.00	12/24	0.01
WTI CRUDE FUTURE JAN25 CLF5 PUT 51 12/16/2024	8,160	973	51.00	12/24	-
WTI CRUDE FUTURE JAN25 CLF5 PUT 52 12/16/2024	16,007	2270	52.00	12/24	0.01
WTI CRUDE FUTURE JAN25 CLF5 PUT 53 12/16/2024	11,782	2270	53.00	12/24	0.01
WTI CRUDE FUTURE JAN25 CLF5 PUT 54 12/16/2024	3,858	648	54.00	12/24	-
WTI CRUDE FUTURE FEB25 CLG5 CALL 100 01/15/2025	2,083	648	100.00	01/25	-
WTI CRUDE FUTURE FEB25 CLG5 CALL 107 01/15/2025	1,951	324	107.00	01/25	-
WTI CRUDE FUTURE FEB25 CLG5 CALL 112 01/15/2025	3,733	648	112.00	01/25	-
WTI CRUDE FUTURE FEB25 CLG5 CALL 113 01/15/2025	1,851	324	113.00	01/25	-
WTI CRUDE FUTURE FEB25 CLG5 CALL 120 01/15/2025	1,743	324	120.00	01/25	-
WTI CRUDE FUTURE FEB25 CLG5 CALL 121 01/15/2025	1,732	324	121.00	01/25	-
WTI CRUDE FUTURE FEB25 CLG5 CALL 122 01/15/2025	1,719	324	122.00	01/25	-
WTI CRUDE FUTURE FEB25 CLG5 CALL 89 01/15/2025	2,336	1297	89.00	01/25	-
WTI CRUDE FUTURE FEB25 CLG5 CALL 90 01/15/2025	4,620	2270	90.00	01/25	0.01
WTI CRUDE FUTURE FEB25 CLG5 CALL 91 01/15/2025	4,571	1945	91.00	01/25	0.01
WTI CRUDE FUTURE FEB25 CLG5 CALL 93 01/15/2025	13,405	5187	93.00	01/25	0.02
WTI CRUDE FUTURE FEB25 CLG5 CALL 94 01/15/2025	4,424	1621	94.00	01/25	0.01
WTI CRUDE FUTURE FEB25 CLG5 CALL 96 01/15/2025	2,162	648	96.00	01/25	-
WTI CRUDE FUTURE FEB25 CLG5 PUT 44 01/15/2025	4,726	648	44.00	01/25	-
WTI CRUDE FUTURE FEB25 CLG5 PUT 45 01/15/2025	9,243	1297	45.00	01/25	-
WTI CRUDE FUTURE FEB25 CLG5 PUT 46 01/15/2025	18,084	2918	46.00	01/25	0.01
WTI CRUDE FUTURE FEB25 CLG5 PUT 47 01/15/2025	17,720	3242	47.00	01/25	0.01
WTI CRUDE FUTURE FEB25 CLG5 PUT 48 01/15/2025	17,306	3566	48.00	01/25	0.01
WTI CRUDE FUTURE FEB25 CLG5 PUT 49 01/15/2025	8,545	1945	49.00	01/25	0.01
WTI CRUDE FUTURE FEB25 CLG5 PUT 50 01/15/2025	12,515	3242	50.00	01/25	0.01
WTI CRUDE FUTURE FEB25 CLG5 PUT 51 01/15/2025	4,112	1297	51.00	01/25	-
WTI CRUDE FUTURE FEB25 CLG5 PUT 52 01/15/2025	4,022	1297	52.00	01/25	-
WTI CRUDE FUTURE MAR25 CLH5 CALL 100 02/14/2025	4,171	1621	100.00	02/25	-
WTI CRUDE FUTURE MAR25 CLH5 CALL 101 02/14/2025	2,065	648	101.00	02/25	-
WTI CRUDE FUTURE MAR25 CLH5 CALL 107 02/14/2025	1,953	648	107.00	02/25	-
WTI CRUDE FUTURE MAR25 CLH5 CALL 108 02/14/2025	1,936	648	108.00	02/25	-
WTI CRUDE FUTURE MAR25 CLH5 CALL 109 02/14/2025	3,836	973	109.00	02/25	-
WTI CRUDE FUTURE MAR25 CLH5 CALL 110 02/14/2025	1,900	324	110.00	02/25	-
WTI CRUDE FUTURE MAR25 CLH5 CALL 112 02/14/2025	1,866	324	112.00	02/25	-
WTI CRUDE FUTURE MAR25 CLH5 CALL 113 02/14/2025	3,699	973	113.00	02/25	-
WTI CRUDE FUTURE MAR25 CLH5 CALL 114 02/14/2025	1,833	324	114.00	02/25	-
WTI CRUDE FUTURE MAR25 CLH5 CALL 122 02/14/2025	1,717	324	122.00	02/25	-
WTI CRUDE FUTURE MAR25 CLH5 CALL 123 02/14/2025	1,704	324	123.00	02/25	-
WTI CRUDE FUTURE MAR25 CLH5 PUT 45 02/14/2025	4,644	1297	45.00	02/25	-
WTI CRUDE FUTURE MAR25 CLH5 PUT 46 02/14/2025	22,709	6484	46.00	02/25	0.02
WTI CRUDE FUTURE MAR25 CLH5 PUT 47 02/14/2025	17,771	5836	47.00	02/25	0.02
WTI CRUDE FUTURE MAR25 CLH5 PUT 48 02/14/2025	13,071	4863	48.00	02/25	0.02
WTI CRUDE FUTURE MAR25 CLH5 PUT 49 02/14/2025	4,278	1945	49.00	02/25	0.01
WTI CRUDE FUTURE DEC24 CLZ4 CALL 101 11/15/2024	4,124	324	101.00	11/24	-
WTI CRUDE FUTURE DEC24 CLZ4 CALL 102 11/15/2024	2,038	-	102.00	11/24	-
WTI CRUDE FUTURE DEC24 CLZ4 CALL 103 11/15/2024	8,089	324	103.00	11/24	-
WTI CRUDE FUTURE DEC24 CLZ4 CALL 104 11/15/2024	7,997	324	104.00	11/24	-
WTI CRUDE FUTURE DEC24 CLZ4 CALL 105 11/15/2024	5,945	324	105.00	11/24	-
WTI CRUDE FUTURE DEC24 CLZ4 CALL 106 11/15/2024	1,965	-	106.00	11/24	-
WTI CRUDE FUTURE DEC24 CLZ4 CALL 97 11/15/2024	4,284	324	97.00	11/24	-
WTI CRUDE FUTURE DEC24 CLZ4 CALL 98 11/15/2024	2,121	-	98.00	11/24	-
WTI CRUDE FUTURE DEC24 CLZ4 CALL 99 11/15/2024	6,297	324	99.00	11/24	-
WTI CRUDE FUTURE DEC24 CLZ4 PUT 49 11/15/2024	8,526	324	49.00	11/24	-
WTI CRUDE FUTURE DEC24 CLZ4 PUT 50 11/15/2024	4,173	-	50.00	11/24	-
WTI CRUDE FUTURE DEC24 CLZ4 PUT 51 11/15/2024	4,091	-	51.00	11/24	-
CRUDE OIL PUT 53 11/15/2024	7,851	324	53.00	11/24	-
WTI CRUDE FUTURE DEC24 CLZ4 PUT 54 11/15/2024	15,399	324	54.00	11/24	-
WTI CRUDE FUTURE DEC24 CLZ4 PUT 55 11/15/2024	18,898	648	55.00	11/24	-
WTI CRUDE FUTURE DEC24 CLZ4 PUT 57 11/15/2024	3,645	324	57.00	11/24	-
WTI CRUDE FUTURE DEC24 CLZ4 PUT 58 11/15/2024	17,911	1297	58.00	11/24	-
BRENT CRUDE FUTR JAN25 COF5 CALL 102 11/26/2024	4,081	324	102.00	11/24	-
BRENT CRUDE FUTR JAN25 COF5 CALL 103 11/26/2024	2,020	-	103.00	11/24	-
BRENT CRUDE FUTR JAN25 COF5 CALL 104 11/26/2024	4,005	324	104.00	11/24	-
BRENT CRUDE FUTR JAN25 COF5 CALL 105 11/26/2024	5,947	324	105.00	11/24	-
BRENT CRUDE FUTR JAN25 COF5 CALL 106 11/26/2024	3,934	324	106.00	11/24	-
BRENT CRUDE FUTR JAN25 COF5 CALL 108 11/26/2024	5,797	324	108.00	11/24	-
BRENT CRUDE FUTR JAN25 COF5 CALL 109 11/26/2024	3,823	324	109.00	11/24	-
BRENT CRUDE FUTR JAN25 COF5 CALL 110 11/26/2024	3,789	324	110.00	11/24	-
BRENT CRUDE FUTR JAN25 COF5 CALL 111 11/26/2024	5,637	324	111.00	11/24	-
BRENT CRUDE FUTR JAN25 COF5 CALL 112 11/26/2024	1,861	-	112.00	11/24	-
BRENT CRUDE FUTR JAN25 COF5 CALL 115 11/26/2024	1,814	-	115.00	11/24	-
BRENT CRUDE FUTR JAN25 COF5 PUT 52 11/26/2024	4,021	-	52.00	11/24	-
BRENT CRUDE FUTR JAN25 COF5 PUT 53 11/26/2024	7,878	324	53.00	11/24	-
BRENT CRUDE FUTR JAN25 COF5 PUT 55 11/26/2024	3,795	324	55.00	11/24	-
BRENT CRUDE FUTR JAN25 COF5 PUT 56 11/26/2024	18,593	973	56.00	11/24	-
BRENT CRUDE FUTR JAN25 COF5 PUT 57 11/26/2024	21,926	973	57.00	11/24	-
BRENT CRUDE FUTR JAN25 COF5 PUT 58 11/26/2024	21,547	1297	58.00	11/24	-
BRENT CRUDE FUTR JAN25 COF5 PUT 59 11/26/2024	3,535	324	59.00	11/24	-
BRENT CRUDE FUTR FEB25 COG5 CALL 102 12/23/2024	4,080	973	102.00	12/24	-
BRENT CRUDE FUTR FEB25 COG5 CALL 103 12/23/2024	4,042	648	103.00	12/24	-
BRENT CRUDE FUTR FEB25 COG5 CALL 104 12/23/2024	8,006	1297	104.00	12/24	-
BRENT CRUDE FUTR FEB25 COG5 CALL 105 12/23/2024	1,982	324	105.00	12/24	-
BRENT CRUDE FUTR FEB25 COG5 CALL 90 12/23/2024	4,624	1945	90.00	12/24	0.01
BRENT CRUDE FUTR FEB25 COG5 CALL 91 12/23/2024	2,287	973	91.00	12/24	-
BRENT CRUDE FUTR FEB25 COG5 CALL 92 12/23/2024	6,782	2270	92.00	12/24	0.01
BRENT CRUDE FUTR FEB25 COG5 CALL 93 12/23/2024	2,237	648	93.00	12/24	-
BRENT CRUDE FUTR FEB25 COG5 CALL 94 12/23/2024	2,213	648	94.00	12/24	-
BRENT CRUDE FUTR FEB25 COG5 CALL 95 12/23/2024	4,379	1297	95.00	12/24	-
BRENT CRUDE FUTR FEB25 COG5 CALL 96 12/23/2024	2,168	648	96.00	12/24	-
BRENT CRUDE FUTR FEB25 COG5 CALL 98 12/23/2024	2,124	648	98.00	12/24	-
BRENT CRUDE FUTR FEB25 COG5 PUT 48 12/23/2024	4,336	324	48.00	12/24	-
BRENT CRUDE FUTR FEB25 COG5 PUT 49 12/23/2024	4,246	324	49.00	12/24	-
BRENT CRUDE FUTR FEB25 COG5 PUT 50 12/23/2024	8,322	648	50.00	12/24	-
BRENT CRUDE FUTR FEB25 COG5 PUT 51 12/23/2024	20,395	1945	51.00	12/24	0.01
BRENT CRUDE FUTR FEB25 COG5 PUT 52 12/23/2024	12,003	1297	52.00	12/24	-
BRENT CRUDE FUTR FEB25 COG5 PUT 53 12/23/2024	7,853	973	53.00	12/24	-
BRENT CRUDE FUTR FEB25 COG5 PUT 54 12/23/2024	7,711	973	54.00	12/24	-
BRENT CRUDE FUTR FEB25 COG5 PUT 55 12/23/2024	15,137	2270	55.00	12/24	0.01
BRENT CRUDE FUTR FEB25 COG5 PUT 56 12/23/2024	3,717	648	56.00	12/24	-
BRENT CRUDE FUTR MAR25 COH5 CALL 101 01/28/2025	2,057	648	101.00	01/25	-
BRENT CRUDE FUTR MAR25 COH5 CALL 106 01/28/2025	1,967	324	106.00	01/25	-
BRENT CRUDE FUTR MAR25 COH5 CALL 110 01/28/2025	1,900	324	110.00	01/25	-
BRENT CRUDE FUTR MAR25 COH5 CALL 111 01/28/2025	5,652	973	111.00	01/25	-
BRENT CRUDE FUTR MAR25 COH5 CALL 112 01/28/2025	1,867	324	112.00	01/25	-
BRENT CRUDE FUTR MAR25 COH5 CALL 113 01/28/2025	1,849	324	113.00	01/25	-
BRENT CRUDE FUTR MAR25 COH5 CALL 115 01/28/2025	1,820	324	115.00	01/25	-
BRENT CRUDE FUTR MAR25 COH5 CALL 120 01/28/2025	3,487	324	120.00	01/25	-
BRENT CRUDE FUTR MAR25 COH5 CALL 125 01/28/2025	8,386	973	125.00	01/25	-
BRENT CRUDE FUTR MAR25 COH5 CALL 96 01/28/2025	2,169	973	96.00	01/25	-
BRENT CRUDE FUTR MAR25 COH5 CALL 98 01/28/2025	6,364	2270	98.00	01/25	0.01
BRENT CRUDE FUTR MAR25 COH5 CALL 99 01/28/2025	6,301	2270	99.00	01/25	0.01
BRENT CRUDE FUTR MAR25 COH5 PUT 48 01/28/2025	4,337	648	48.00	01/25	-
BRENT CRUDE FUTR MAR25 COH5 PUT 49 01/28/2025	8,495	1297	49.00	01/25	-
BRENT CRUDE FUTR MAR25 COH5 PUT 50 01/28/2025	8,350	1621	50.00	01/25	-
BRENT CRUDE FUTR MAR25 COH5 PUT 51 01/28/2025	28,602	5836	51.00	01/25	0.02
BRENT CRUDE FUTR MAR25 COH5 PUT 52 01/28/2025	12,040	2918	52.00	01/25	0.01
BRENT CRUDE FUTR MAR25 COH5 PUT 53 01/28/2025	19,746	5187	53.00	01/25	0.02
BRENT CRUDE FUTR MAR25 COH5 PUT 54 01/28/2025	7,772	2270	54.00	01/25	0.01
BRENT CRUDE FUTR MAR25 COH5 PUT 55 01/28/2025	3,806	1297	55.00	01/25	-
BRENT CRUDE FUTR APR25 COJ5 CALL 105 02/25/2025	1,986	648	105.00	02/25	-
BRENT CRUDE FUTR APR25 COJ5 CALL 106 02/25/2025	3,938	1297	106.00	02/25	-
BRENT CRUDE FUTR APR25 COJ5 CALL 115 02/25/2025	3,636	648	115.00	02/25	-
BRENT CRUDE FUTR APR25 COJ5 CALL 120 02/25/2025	3,484	648	120.00	02/25	-
BRENT CRUDE FUTR APR25 COJ5 PUT 49 02/25/2025	8,519	2270	49.00	02/25	0.01
BRENT CRUDE FUTR APR25 COJ5 PUT 50 02/25/2025	8,363	2594	50.00	02/25	0.01
BRENT CRUDE FUTR APR25 COJ5 PUT 51 02/25/2025	12,287	4215	51.00	02/25	0.01
Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
BXIIFMR1 Index	(0.15)%	Return of Index	At Maturity	Barclays Bank PLC	Dec 2024	24,498,504	(180,090)	(180,090)
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short commodity futures related to recent price history.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
SOYBEAN OIL FUTR DEC24 BOZ4	(19,619)	12/24	(885,579)	(3.64)
CORN FUTURE DEC24 C Z4	(2,724)	12/24	(1,118,915)	(4.60)
COCOA FUTURE MAR25 CCH5	63	03/25	433,816	1.78
WTI CRUDE FUTURE JAN25 CLF5	(11,709)	01/25	(805,693)	(3.31)
BRENT CRUDE FUTR JAN25 COF5	(12,136)	01/25	(883,610)	(3.63)
COTTON NO.2 FUT MAR25 CTH5	15,652	03/25	1,124,265	4.62
GOLD 100 OZ FUTR DEC24 GCZ4	602	12/24	1,655,573	6.81
COPPER FUTURE MAR25 HGH5	2,827	03/25	1,240,555	5.10
NY HARB ULSD FUT JAN25 HOF5	(3,646)	01/25	(817,391)	(3.36)
COFFEE 'C' FUTURE MAR25 KCH5	2,529	03/25	620,800	2.55
KC HRW WHEAT FUT DEC24 KWZ4	(1,219)	12/24	(693,853)	(2.85)
LME PRI ALUM FUTR MAR25 LAH25	467	03/25	1,225,453	5.04
LIVE CATTLE FUTR APR25 LCJ5	6,497	04/25	1,217,258	5.01
LIVE CATTLE FUTR DEC24 LCZ4	(1,709)	12/24	(318,474)	(1.31)
LEAN HOGS FUTURE APR25 LHJ5	14,702	04/25	1,295,272	5.33
LME NICKEL FUTURE JAN25 LNF5	(58)	01/25	(913,546)	(3.76)
LME COPPER FUTURE MAR25 LPH25	140	03/25	1,339,166	5.51
LME ZINC FUTURE MAR25 LXH5	328	03/25	992,775	4.08
NATURAL GAS FUT JAN25 NGF25	(104,902)	01/25	(311,349)	(1.28)
LOW SU GASOIL G FUT JAN25 QSF5	(1,227)	01/25	(818,679)	(3.37)
SOYBEAN FUTURE JAN25 S F5	(1,238)	01/25	(1,231,460)	(5.06)
SUGAR #11 (WORLD) FUT MAR25 SBH5	(5,062)	03/25	(115,099)	(0.47)
SILVER FUTURE DEC24 SIZ4	20,056	12/24	657,764	2.70
SOYBEAN MEAL FUTR DEC24 SMZ4	(2,661)	12/24	(796,987)	(3.28)
WHEAT FUTURE(CBT) DEC24 W Z4	(1,307)	12/24	(745,408)	(3.07)
GASOLINE RBOB FUT JAN25 XBF5	(4,070)	01/25	(795,066)	(3.27)
Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
GSCOFMR1 Index	(0.17)%	Return of Index	At Maturity	Goldman Sachs International	Dec 2024	43,073,618	128,933	128,933
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short commodity futures related to market movements and flows.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
WTI CRUDE FUTURE DEC24 CLZ4	-	12/24	10	-
CORN FUTURE JUL25 C N5	-	07/25	2	-
COTTON NO.2 FUT MAR25 CTH5	7	03/25	5	-
CATTLE FEEDER FUT MAR25 FCH5	(5,327,848)	03/25	(12,737,552)	(29.48)
CATTLE FEEDER FUT APR25 FCJ5	5,305,483	04/25	12,738,464	29.49
CATTLE FEEDER FUT AUG25 FCQ5	-	08/25	(1)	-
NY HARB ULSD FUT DEC24 HOZ4	8	12/24	18	-
KC HRW WHEAT FUT MAR25 KWH5	3,130,564	03/25	18,251,188	42.25
KC HRW WHEAT FUT DEC24 KWZ4	(3,207,670)	12/24	(18,259,664)	(42.27)
LIVE CATTLE FUTR JUN25 LCM5	(3,414,754)	06/25	(6,181,558)	(14.31)
BRENT CRUDE FUTR JAN25 COF5	-	01/25	(9)	-
LIVE CATTLE FUTR AUG25 LCQ5	3,467,497	08/25	6,196,416	14.34
LOW SU GASOIL G FUT JAN25 QSF5	54,784	01/25	36,540,759	84.58
LOW SU GASOIL G FUT DEC24 QSZ4	(54,801)	12/24	(36,620,754)	(84.77)
LEAN HOGS FUTURE JUN25 LHM5	(7,009,691)	06/25	(6,844,963)	(15.84)
LEAN HOGS FUTURE JUL25 LHN5	7,010,043	07/25	6,845,307	15.84
LME PRI ALUM FUTR JAN25 LAF25	10,123	01/25	26,456,371	61.24
LME PRI ALUM FUTR DEC24 LAZ24	(10,151)	12/24	(26,466,857)	(61.26)
LME COPPER FUTURE JAN25 LPF25	2,714	01/25	25,753,734	59.61
LME COPPER FUTURE DEC24 LPZ24	(2,725)	12/24	(25,756,104)	(59.62)
LME NICKEL FUTURE JAN25 LNF5	1,519	01/25	23,800,542	55.09
LME NICKEL FUTURE DEC24 LNZ4	(1,526)	12/24	(23,796,450)	(55.08)
LME LEAD FUTURE JAN25 LLF5	6,235	01/25	12,567,375	29.09
LME LEAD FUTURE MAR25 LLH5	(3,204)	03/25	(6,538,612)	(15.13)
LME LEAD FUTURE APR25 LLJ5	3,186	04/25	6,538,273	15.13
LME LEAD FUTURE JUN25 LLM5	(1,454)	06/25	(3,016,485)	(6.98)
LME LEAD FUTURE JUL25 LLN5	1,447	07/25	3,016,085	6.98
LME LEAD FUTURE DEC24 LLZ4	(6,275)	12/24	(12,572,546)	(29.10)
LME ZINC FUTURE JAN25 LXF5	8,481	01/25	25,702,071	59.49
LME ZINC FUTURE DEC24 LXZ4	(8,465)	12/24	(25,664,773)	(59.41)
NATURAL GAS FUT JUN25 NGM25	(2)	06/25	(5)	-
GASOLINE RBOB FUT DEC24 XBZ4	(25)	12/24	(50)	-
SUGAR #11 (WORLD) FUT MAR25 SBH5	(116,582,693)	03/25	(26,510,904)	(61.36)
SUGAR #11 (WORLD) FUT MAY25 SBK5	126,000,615	05/25	26,523,130	61.39
SOYBEAN FUTURE JAN25 S F5	(1)	01/25	(15)	-
WHEAT FUTURE(CBT) MAR25 W H5	(4,238,673)	03/25	(25,018,768)	(57.91)
WHEAT FUTURE(CBT) MAY25 W K5	4,158,843	05/25	25,015,440	57.90
Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
JCOPFMR1 Index	0.45%	Return of Index	At Maturity	JPMorgan Chase Bank, N.A.	Dec 2024	70,933,238	610,654	610,654
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short commodity futures related to fundamentals.
Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
CORN FUTURE DEC24 C Z4	1,166,987	12/24	4,793,400	6.70
WTI CRUDE FUTURE DEC24 CLZ4	(59,129)	12/24	(4,095,250)	(5.72)
COTTON NO.2 FUTR DEC24 CTZ4	(8,106,050)	12/24	(5,639,379)	(7.88)
NY HARB ULSD FUT DEC24 HOZ4	211,197	12/24	471,962	0.66
COFFEE 'C' FUTURE DEC24 KCZ4	(1,168,072)	12/24	(2,872,289)	(4.01)
LME PRI ALUM FUTR DEC24 LAZ24	819	12/24	2,135,224	2.98
LIVE CATTLE FUTR DEC24 LCZ4	(2,048,302)	12/24	(3,815,988)	(5.33)
LEAN HOGS FUTURE DEC24 LHZ4	(823,943)	12/24	(690,464)	(0.97)
LME LEAD FUTURE DEC24 LLZ4	1,235	12/24	2,473,797	3.46
LME NICKEL FUTURE DEC24 LNZ4	(232)	12/24	(3,620,356)	(5.06)
LME COPPER FUTURE DEC24 LPZ24	24	12/24	224,905	0.31
LME ZINC FUTURE DEC24 LXZ4	1,206	12/24	3,655,184	5.11
SOYBEAN FUTURE JAN25 S F5	235,481	01/25	2,341,854	3.27
WHEAT FUTURE(CBT) DEC24 W Z4	339,622	12/24	1,937,545	2.71
GASOLINE RBOB FUT DEC24 XBZ4	7,110	12/24	14,034	0.02
Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
MQCP013F Index	0.45%	Return of Index	At Maturity	Macquarie Bank Ltd.	Dec 2024	29,498,235	(1,492)	(1,492)
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short commodity futures related to recent price history.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
SOYBEAN OIL FUTR DEC24 BOZ4	60,000	12/24	2,318,309	7.86
CORN FUTURE DEC24 C Z4	5,000	12/24	(2,245,902)	(7.61)
COCOA FUTURE DEC24 CCZ4	10	12/24	(2,978,167)	(10.10)
BRENT CRUDE FUTR JAN25 COF5	1,000	01/25	2,270,270	7.70
COTTON NO.2 FUTR DEC24 CTZ4	50,000	12/24	2,238,740	7.59
GOLD 100 OZ FUTR DEC24 GCZ4	100	12/24	2,208,631	7.49
NY HARB ULSD FUT DEC24 HOZ4	42,000	12/24	(2,287,051)	(7.75)
FCOJ-A FUTURE JAN25 JOF5	15,000	01/25	(737,529)	(2.50)
COFFEE 'C' FUTURE DEC24 KCZ4	37,500	12/24	(2,918,623)	(9.89)
KC HRW WHEAT FUT DEC24 KWZ4	5,000	12/24	(2,224,601)	(7.54)
LME PRI ALUM FUTR DEC24 LAZ24	25	12/24	2,426,370	8.23
LIVE CATTLE FUTR DEC24 LCZ4	40,000	12/24	2,248,494	7.62
LEAN HOGS FUTURE DEC24 LHZ4	40,000	12/24	(2,234,670)	(7.58)
LME LEAD FUTURE DEC24 LLZ4	25	12/24	(2,269,818)	(7.70)
LME NICKEL FUTURE DEC24 LNZ4	6	12/24	(2,235,752)	(7.58)
LME COPPER FUTURE DEC24 LPZ24	25	12/24	2,416,345	8.19
LME TIN FUTURE DEC24 LTZ4	5	12/24	1,919,238	6.51
LME ZINC FUTURE DEC24 LXZ4	25	12/24	(2,203,854)	(7.47)
RED WHEAT FUT MGE DEC24 MWZ4	5,000	12/24	2,232,454	7.57
LOW SU GASOIL G FUT DEC24 QSZ4	100	12/24	(2,279,855)	(7.73)
WHITE SUGAR (ICE) FUT MAR25 QWH5	50	03/25	2,282,374	7.74
SOYBEAN FUTURE JAN25 S F5	5,000	01/25	2,257,380	7.65
SUGAR #11 (WORLD) FUT MAR25 SBH5	112,000	03/25	2,302,658	7.81
SILVER FUTURE DEC24 SIZ4	5,000	12/24	(440,664)	(1.49)
WHEAT FUTURE(CBT) DEC24 W Z4	5,000	12/24	(2,239,209)	(7.59)
GASOLINE RBOB FUT DEC24 XBZ4	42,000	12/24	2,267,001	7.69
Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
UBCMFMR1 Index	0.40%	Return of Index	At Maturity	UBS AG	Dec 2024	55,095,194	(445,398)	(445,398)
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short commodity futures related to recent price history.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
WTI CRUDE FUTURE JAN25 CLF5	25,323	01/25	1,742,471	3.19
WTI CRUDE FUTURE MAR25 CLH5	(17,040)	03/25	(1,161,928)	(2.13)
WTI CRUDE FUTURE JUL25 CLN5	(8,621)	07/25	(582,177)	(1.07)
COPPER FUTURE MAR25 HGH5	(545,968)	03/25	(2,395,434)	(4.38)
COPPER FUTURE JUL25 HGN5	(269,900)	07/25	(1,197,409)	(2.19)
COPPER FUTURE DEC24 HGZ4	828,040	12/24	3,593,692	6.58
BRENT CRUDE FUTR JAN25 COF5	71,725	01/25	5,222,293	9.56
BRENT CRUDE FUTR MAY25 COK5	(48,548)	05/25	(3,491,602)	(6.39)
BRENT CRUDE FUTR JUL25 CON5	(24,389)	07/25	(1,747,945)	(3.20)
LME PRI ALUM FUTR JAN25 LAF25	(680)	01/25	(1,778,469)	(3.25)
LME PRI ALUM FUTR MAR25 LAH25	451	03/25	1,183,753	2.17
LME PRI ALUM FUTR JUL25 LAN25	223	07/25	591,527	1.08
NATURAL GAS FUT JAN25 NGF25	(1,647,675)	01/25	(4,890,301)	(8.95)
NATURAL GAS FUT MAR25 NGH25	1,241,371	03/25	3,319,427	6.07
NATURAL GAS FUT JUL25 NGN25	567,030	07/25	1,724,904	3.16
GASOLINE RBOB FUT JAN25 XBF5	3,579,626	01/25	6,993,515	12.80
GASOLINE RBOB FUT MAR25 XBH5	(2,360,190)	03/25	(4,659,252)	(8.53)
GASOLINE RBOB FUT MAY25 XBK5	(1,087,423)	05/25	(2,341,982)	(4.29)
SUGAR #11 (WORLD) FUT MAR25 SBH5	(10,921,062)	03/25	(2,483,449)	(4.54)
SUGAR #11 (WORLD) FUT JUL25 SBN5	12,355,253	07/25	2,479,699	4.54
SOYBEAN MEAL FUTR JAN25 SMF5	(29,475)	01/25	(8,880,715)	(16.25)
SOYBEAN MEAL FUTR MAR25 SMH5	19,516	03/25	5,932,895	10.86
SOYBEAN MEAL FUTR JUL25 SMN5	9,545	07/25	2,981,767	5.46
WHEAT FUTURE(CBT) MAR25 W H5	411,568	03/25	2,429,282	4.45
WHEAT FUTURE(CBT) JUL25 W N5	200,179	07/25	1,215,085	2.22
WHEAT FUTURE(CBT) DEC24 W Z4	(639,323)	12/24	(3,647,339)	(6.67)

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	12,954,011	3,698,876	2,537,747	171,551	-	-	14,115,140	0.0%
Total	12,954,011	3,698,876	2,537,747	171,551	-	-	14,115,140

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index  interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Commodity Risk - Commodity Risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Total Return Swaps: Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its market exposure.

Open swaps at period end are included in the Consolidated Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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